Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing receivables
Total financing receivables	¥ 100,428	¥ 74,201
Financial Asset, Past Due [Member]
Financing receivables
Total financing receivables	2,286	424
Financial Asset, Not Past Due [Member]
Financing receivables
Total financing receivables	98,142	73,777
1 - 30 Days Past Due | Financial Asset, Past Due [Member]
Financing receivables
Total financing receivables	1,354	164
31 - 60 Days Past Due | Financial Asset, Past Due [Member]
Financing receivables
Total financing receivables	700	154
61 - 90 Days Past Due | Financial Asset, Past Due [Member]
Financing receivables
Total financing receivables	¥ 232	¥ 106